FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 2,332		$ 2,332		$ 2,392
Cash equivalents	1,115		1,115		1,154
Financial assets	25,208		25,208		23,754
Derivative financial assets	353		353		230
Derivative financial liabilities	(274)		(274)		(176)
Financial liabilities	51,807		51,807		50,996
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,883		1,883		1,578	$ 993
Financial liabilities	25		25		25
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	60		60		34
Derivative financial liabilities	41		41		14
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	157		157		58
Derivative financial liabilities	23		23		43
Fair value hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	33		33		81
Derivative financial liabilities	83		83		76
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,335		5,335		5,072
FVOCI | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	(1)	$ (147)	(3)	$ (188)
FVOCI | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedges of net investments in foreign operations, before tax	42	$ (6)	149	$ (94)
Common shares | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,081		1,081		1,115
Other financial assets, debt instruments at FVTPL | FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 4,037		$ 4,037		$ 3,865